Business Combinations	12 Months Ended
Dec. 31, 2021
Business combinations
Business combinations

(3)   Business Combinations

2021

●	Gigagen, Inc.

On 8 March 2021, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), reached an agreement to acquire all of the shares of Gigagen, Inc. for a total consideration of US Dollars 90.5 million.

GigaGen is a U.S. biotechnology company specializing in the discovery and early development of recombinant biotherapeutic drugs. GigaGen’s research focuses on the discovery of new biological treatments based on antibodies derived from millions of donor-derived immune system cells.

With the acquisition of 100% of the shareholding, Grifols obtains control over Gigagen and, therefore, it is considered a group company and is consolidated under the full consolidation method. Until that date, the previous shareholding of 43.96% was accounted for using the equity method. The difference between the fair value of the previous shareholding and the value recognized in books is Euros 34,525 thousand (US Dollars 41,758 thousand), recognizing a profit for this amount under “Profit/(loss) of equity accounted investees “ in the income statement.

From the total amount agreed, as of 31 December 2021, an amount of Euros 38,201 thousand has been paid in cash and Euros 36,591 thousand are payable. This amount is presented under “Current financial liabilities” in the balance sheet and matures in March 2022.

The Group has recognized an amount of Euros 404 thousand of transaction costs under operating expenses in the consolidated income statement.

Aggregate details of the cost of the business combination, the fair value of the net assets acquired and the goodwill at the acquisition date are shown below:

	Thousandss of	Thousandss of
	Euros	US Dollars
Consideration paid
First repurchase of non-controlling interests	38,201	46,203
Second repurchase of non-controlling interests (discounted amount)	35,227	42,608
Total consideration paid	73,428	88,811

Fair value of the previous investment in the company	50,792	61,434

Fair value of net assets acquired	18,760	22,691
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	105,460	127,554

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair value
	Thousandss of	Thousands of
	Euros	US Dollars
Development costs in progress (note 8)	24,027	29,061
Property, plant and equipment (note 8)	1,168	1,413
Non-current financial assets	151	183
Trade and other receivables	56	68
Other current assets	2,368	2,864
Cash and cash equivalents	12,389	14,985

Total assets	40,159	48,574
Non current liabilities	(17,792)	(21,520)
Current liabilities	(3,607)	(4,363)
Total liabilities and contingent liabilities	(21,399)	(25,883)
Total net assets identified	18,760	22,691

The fair value of the R&D projects in progress has been estimated based on market approach of comparable transactions.

The resulting goodwill was allocated to the others segment and includes the specialized R&D workforce and the portfolio of future early stage products.

The acquired business has generated consolidated results for the Group during the period from the acquisition date to year-end in the amount of Euros 4,350 thousand.

If the acquisition had occurred as of 1 January 2021, the Group’s net revenues and results would not have changed significantly.

●	BPL Plasma, Inc.

On 28 February 2021, Biomat USA, Inc. the Group’s American subsidiary, acquired 25 plasma donation centers in the United States from BPL Plasma, Inc. a subsidiary of Bio Products Laboratory Holdings Limited, for US Dollars 385 million.

The transaction has received the necessary regulatory approvals and has been financed with its own resources, without issuing debt.

Grifols will obtain approximately one million liters of plasma per year from these centers.

The Group has recognized transaction costs of Euros 2,764 thousand in operating expenses in the consolidated income statement.

Aggregate details of the cost of the business combination, the provisional definitive fair value of the net assets acquired and the provisional definitive goodwill at the acquisition date are shown below:

	Thousands of Euros	Thousands of US Dollars
Consideration paid
First payment performed	9,921	12,000
Cash paid at the transaction closing date	308,016	372,548
Total consideration paid	317,937	384,548
Fair value of net assets acquired	15,039	18,190
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	302,898	366,358

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars
Property, plant and equipment (note 10)	14,406	17,424
Non-current financial assets	85	103
Inventories	557	674
Total assets	15,048	18,201
Current liabilities	(9)	(11)
Total liabilities and contingent liabilities	(9)	(11)
Total net assets identified	15,039	18,190

The resulting goodwill has been allocated to the Bioscience segment and includes the donor database, licenses and workforce.

●	Acquisition of plasma centers from Kedplasma, LLC.

On 31 March 2021, Biomat USA, Inc., the Group’s American subsidiary, acquired 7 plasma donation centers in the United States from the company Kedplasma, LLC for US Dollars 55.2 million. All the centers acquired are licensed by the U.S. Food and Drug Administration (FDA) and the European authorities.

Grifols will have immediate access to the plasma obtained at these centers, which obtain approximately 240,000 liters of plasma per year.

The transaction has received the necessary regulatory approvals and has been financed with equity without issuing debt.

The Group has recognized transaction costs of Euros 625 thousand in operating expenses in the consolidated income statement.

Aggregate details of the cost of the business combination, the definitive fair value of the net assets acquired and the definitive goodwill at the acquisition date are shown below:

	Thousands of Euros	Thousands of US Dollars
Consideration paid Cash paid	45,638	55,200
Total consideration paid	45,638	55,200
Fair value of net assets acquired	2,692	3,256
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	42,946	51,944

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars
Property, plant and equipment (note 10)	2,448	2,961
Inventories	244	295
Total assets	2,692	3,256
Total net assets identified	2,692	3,256

The resulting goodwill has been allocated to the Bioscience segment and includes the donor database, licenses and workforce.

●	Prometic Plasma Resources, Inc.

On 31 December 2021, Grifols, through its wholly owned subsidiary Grifols Canada Therapeutics Inc., acquired all of the shares of Prometic Plasma Resources Inc. for a total consideration of US Dollars 8,805 thousand (see note 2).

The purchase price has been assigned provisionally to Goodwill in the consolidated balance sheet, considering that the initial accounting has not been completed at the end of the reporting period.

2020

(a)  Plasmavita

In November 2017, Grifols established Plasmavita Healthcare GmbH (hereinafter Plasmavita), a joint venture between Grifols (50%) and two other partners (50%) for the construction and operation of 10 plasma donor centers in Germany.

On 14 April 2020, Grifols made a contribution of Euros 10 million in cash that was recognized as a shareholder contribution in Plasmavita. The equity share of 50% has remained unchanged after the contribution. However, in assessing the existence of control due to new shareholder agreement signed on this date, the following was concluded:

-

Grifols has a casting vote for any decision, determination and approval, with respect to the annual budget of Plasmavita and the distribution of dividends. Grifols has the power to make key business decisions.

-	Grifols is involved in the decision-making related to exposure or rights to variable returns from the investee.
-	Grifols has the casting vote to distribute dividends.

Considering the above, it was concluded that Grifols has control over Plasmavita and, therefore, it is considered part of the group and it has been fully consolidated.

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

Thousands of Euros
Consideration paid
Cash paid	10,000
Total consideration paid	10,000
Fair value of the previous investment in the company	10,674
Fair value of net assets acquired	21,374
Minority interest	(10,687)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	9,987

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

Fair Value
Thousand of Euros
Intangible assets (note 8)	177
Rights of use (note 9)	7,856
Property, plant and equipment (note 10)	6,506
Investment in group companies	9,548
Non-current financial assets	5,017
Inventories	1,114
Trade and other receivables	811
Other current assets	333
Cash and cash equivalents	359
Total assets	31,721
Deferred tax liabilities	(1,364)
Other non current liabilites	(7,575)
Current liabilities	(1,408)
Total liabilities and contingent liabilities	(10,347)
Total net assets acquired	21,374

The resulting goodwill has been allocated to the Bioscience segment, and it includes the donor data base, licenses and workforce

If the acquisition had taken place on 1 January 2020, the net amount of the Group´s revenue and profit would not have differed significantly. The revenue and consolidated profit generated by Plasmavita between the acquisition date and 31 December 2020 are not significant for the Group.

The difference between the fair value of the previous investment and the book value amounted to Euros 5,357 thousand and has been recognized as income under “Profit/(loss) of equity accounted investees with similar activity to that of the Group” in the consolidated statement of profit and loss. The minority interest’s share of the contribution made amounts to Euros 5 million and has been recognized as a loss under the same line item.

(b)  Alkahest, Inc.

On 2 September 2020, Grifols signed an agreement to acquire all the shares of Alkahest Inc. (“Alkahest”) for a total amount of Euros 123,425 thousand (US Dollars 146,000 thousand), which was subject to approval by regulatory authorities. As part of the agreement, the Group had:

●	Grifols has a casting vote for any decision, determination and approval, with respect to the annual budget of Alkahest and the distribution of dividends. Grifols has the power to decide on key business decisions.
●	Grifols is involved in the decision-making related to exposure or rights to variable returns from the investee.

Considering the above, it was concluded that Grifols has control over Alkahest and, therefore, it is considered part of the group and it has been fully consolidated. Until that date, the previous 42.45% stake in Alkahest was recorded using the equity method. The difference between the fair value of the previous investment and the book value amounted to Euros 86,743 thousand (US Dollars 102,552 thousand) and has been recognized as income under “Profit/(loss) of equity accounted investees” in the consolidated statement of profit and loss.

On 15 October 2020, and as a result of the aforementioned share purchase agreement, Grifols proceeded to acquire 57.55% of the capital of Alkahest. After the transaction, the Group owns 100% of the company’s share capital. Given that Grifols already had control of Alkahest, the transaction has been recorded as an agreement with the non-controlling interest, which has meant the recognition of a liability at amortized cost of Euros 121,149 thousand (US Dollars 143,706 thousand) and a decrease in “Non-controlling interests” in the amount of Euros 121,486 thousand (US Dollars 143,307 thousand), net of recorded losses and “Other reserves “in the amount of Euros 337 thousand (US Dollars 399 thousand).

At 31 December 2020, the amount payable totaled Euros 100,492 thousand and was presented under the line item “Current financial liabilities”. This amount has been settled on 1 February 2021(see note 21).

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

		Thousand of US
	Thousand of Euros	Dollars
Cost of the business combination
First repurchase of non-controlling interests	18,797	22,235
Second repurchase of non-controlling interests (discounted amount)	104,628	123,765
Total business combination cost	123,425	146,000

Fair value of the previous investment in the company	91,023	107,671
Fair value of net assets acquired	140,076	165,696
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	74,372	87,975

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

	Fair Value
		Thousand of
	Thousand of Euros	US Dollars
Other Intangible Assets (note 8)	265,617	314,198
Property, plant and equipement (note 10)	4,970	5,879
Other non current assets	178	210
Trade and other reeceivables	2,552	3,019
Other current assets	1,610	1,904
Cash and cash equivalents	7,563	8,946
Total assets	282,489	334,156
Non-current financial liabilities	(42,269)	(50,000)
Deferred tax liability	(74,372)	(87,975)
Other non-current liabilities	(19,644)	(23,237)
Trade and other payables	(1,863)	(2,204)
Other current liabilities	(4,264)	(5,044)
Total Liabilities	(142,413)	(168,460)
Fair value of net assets acquired	140,076	165,696

The resulting goodwill has been allocated to the Others segment and it mainly includes the workforce.

The fair value of research and clinical development projects in progress that include products for neurodegenerative disorders, neuromuscular and ophthalmologic diseases have been estimated according to an income approach based on risk-adjusted discounted free cash flows.

Had the acquisition taken place on 1 January 2020, the net amount of the Group´s revenue would not have changed significantly, and the net profit would have decreased by Euros 30,045 thousand. The profit of Alkahest between the acquisition date and 31 December 2020 amounted to Euros (12,317) thousand.  The amount of net revenue has not changed significantly.

(c)   Green Cross

On 20 July 2020, Grifols signed share purchase arrangements with the South Korean based GC Pharma Group and other investors for the acquisition of a plasma fractionation facility and two purification facilities located in the city of Montreal, Canada, and 11 plasma collection centers located in the United States, for a total consideration of Euros 387,917 thousand (US Dollars 457,160 thousand), on a debt free basis. On 1 October 2020, the transaction was closed.

The consideration was paid with Grifols’ own cash resources, and at the close of the Transaction certain equity, working capital and cash targets were guaranteed.

The factories are currently in the process of obtaining the required licenses and regulatory approvals from the competent health authorities for the manufacturing of plasma-derived products. When licensed and approved, Grifols will become the only commercial manufacturer of plasma products in Canada, with a fractionation capacity of 1.5 M liters.

Grifols plans to be ready to manufacture IVIG and Albumin at the factories to be able to supply the Canadian market starting in 2023.

The collection centers achieved a collection volume of 350,000 liters of plasma in 2019.

Upon the consummation of the Transaction, and by means of a plasma supply agreement, the Group has also committed to supplying certain output of plasma arising out of the collection centers to GC Pharma for a 24-month period.

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

		Thousands of US
	Thousands of Euros	Dollars
Consideration paid
Cash paid	387,917	457,160
Total consideration paid	387,917	457,160
Fair value of net assets acquired	194,227	228,897
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	193,690	228,263

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

	Fair Value
	Thousand of Euros	Thousand of US Dollars
Other Intangible Assets	2,877	3,390
Rights of Use	11,642	13,720
Property, plant and equipement	158,148	186,377
Deferred tax assets	33,081	38,986
Other non current assets	122	144
Inventories	2,999	3,534
Trade and other reeceivables	3,484	4,106
Other current assets	943	1,111
Cash and cash equivalents	6,053	7,133
Total assets	219,349	258,501
Non-current financial liabilities	(13,150)	(15,497)
Current financial liabilities	(797)	(939)
Trade and other payables	(11,175)	(13,168)
Total Liabilities	(25,122)	(29,604)
Fair value of net assets acquired	194,227	228,897

The resulting goodwill was allocated to the Bioscience segment, and it includes the donor data base, current licenses and future authorizations and workforce

Had the acquisition taken place on 1 January 2020, the net amount of the Group´s revenue would have increased by Euros 31,197 thousand and the net profit would have decreased by Euros 32,423 thousand. The revenue and profit of Green Cross between the acquisition date and 31 December 2020 amounted to Euros 4,625 thousand and Euros (5,023) thousand respectively.

2019

(a)	Acquisition of assets used in plasma donor centers

On 31 May 2019 the Group, through its subsidiary Haema AG, acquired four plasma donor centers from  Kedplasma, GmbH. The agreed purchase price was Euros 20,500 thousand.

Aggregate details of the combination cost, fair value of the net assets acquired and goodwill at the acquisition date are as follows:

Thousands of Euros

Cost of the business combination
Payment in cash	20,500
Total business combination cost	20,500
Fair value of net assets acquired	1,620
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	18,880

The resulting goodwill was allocated to the Bioscience segment and it included the donor data base, FDA licenses and workforce.

The fair value of net assets acquired mainly included property, plant and equipment amounting to Euros 1,396 thousand.

(b)	Acquisition of Interstated Blood Bank, Inc. Group

On 11 May 2016 Grifols acquired a 49.19% stake in Interstate Blood Bank, Inc. (IBBI), 48.97% of Bio-Blood Components, Inc. (Bio-Blood) and 48.90% of Plasma Biological Services, LLC. (PBS) (“IBBI Group”), with headquarters in Memphis, USA, for the price of US Dollars 100 million (Euros 88,215 thousand). The Group also entered into a call option on the remaining shares for a price of US Dollars 100 million, having agreed a payment of US Dollars 10 million (Euros 9,007 thousand) for the call option. The purchase price and the call right were paid upon signature of the contract. The principal business activity of IBBI and its affiliates is the collection of plasma for the plasma fractionation industry, with 26 plasma collection centers, 9 blood donation centers and one laboratory.

In April 2019, the Group exercised the call option and has completed the acquisition of the remaining shares of the IBBI group companies.

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

	Thousands of Euros	Thousands of US Dollars
Consideration paid
Cash paid	88,984	100,000
Total consideration paid	88,984	100,000

Fair value of the previous investment in the company	94,126	105,779
Fair value of the call option	8,898	10,000

Fair value of net assets acquired	19,345	21,744
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	172,663	194,035

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars

Intangible assets (note 8)	77	87
Property, plant and equipment (note 10)	23,724	26,661
Inventories	10,271	11,543
Trade and other receivables	12,080	13,575
Other current assets	2,015	2,265
Cash and cash equivalents	1,961	2,204
Total assets	50,128	56,335

Non-current liabilities	(10,233)	(11,500)
Current liabilities	(20,550)	(23,091)
Total liabilities and contingent liabilities	(30,783)	(34,591)
Total net assets acquired	19,345	21,744

The resulting goodwill was allocated to the Bioscience segment.

The difference between the fair value of the previous investment and the book value amounts to Euros 4,521 thousand and was recognized as an income in section “Share of income/(losses) of equity accounted investees with group’s similar activity” in the consolidated statement of profit or loss. Had the acquisition taken place on 1 January 2019, the net amount of the Group´s revenue would have increased by Euros 10,146 thousand and profit would have decreased by Euros 1,436 thousand.

IBBI’s net revenue and profit between the acquisition date and 31 December 2019 amounted to Euros 13,364 thousand and Euros 280 thousand, respectively.